Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Supplemental information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.091%
Bonds maturing November 6, 2030 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis, variable rate (as a percent)	0.00%
Bonds maturing November 6, 2030 [member] | Top of range [member] | Not later than six years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis, variable rate (as a percent)	4.00%
Bonds maturing November 6, 2030 [member] | Top of range [member] | Later than six years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis, variable rate (as a percent)	5.00%
Fixed interest rate [member] | Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		2.00%
Ten year constant maturity swap rate [member] | Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.091%
Interest rate basis, multiplier	1.66
Three months Euribor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, floor interest rate	0.00%
Interest rate adjustment (as a percent)	5.50%